Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due from affiliates	$4,237	$4,239

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due to owners and affiliates	$1,374	$10,604

Loans and promissory notes due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Loans and promissory notes due to owners and affiliates	$—	$287

Revolving credit and seller’s credit due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Revolving credit facility	$8,622	$—
Seller’s credit note	34,383	47,000
Revolving credit and seller’s credit due to owners and affiliates	$43,005	$47,000

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated and combined carve-out statements of income for the years ended December 31, 2016, 2015 and 2014 or capitalized in the consolidated balance sheets as of December 31, 2016 and 2015 are as follows:

	Year ended
Statement of income:	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Revenues
Time charter and construction contract revenues indemnified by Höegh LNG (1)	$—	—	$13,269
Time charter revenue Höegh Gallant (2)	47,741	12,575	—
Operating expenses
Vessel operating expenses (3)	(13,416)	(6,505)	(5,297)
Hours, travel expense and overhead (4) and Board of Director’s fees (5)	(3,174)	(2,002)	(2,016)
Allocated administrative expenses (6)	—	—	(4,723)
Construction contract expense: supervision cost (7)	—	—	(761)
Construction contract expense: capitalized interest (8)	—	—	(690)
Financial (income) expense
Interest income from joint ventures and demand note (9)	827	7,568	4,959
Interest expense and commitment fees to Höegh LNG (10)	(5,071)	(2,151)	(998)
Total	$26,907	9,485	$3,743

	As of
Balance sheet:	December 31,
(in thousands of U.S. dollars)	2016	2015
Equity
Cash contribution from Höegh LNG (11)	$3,843	$6,596
Issuance of units for Board of Directors' fees (5)	189	—
Other and contribution from owner (12)	426	135
Total	$4,458	$6,731

1)
Time charter and construction contract revenues indemnified by Höegh LNG: Höegh LNG made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively, for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to “Indemnifications” below and note 20. For the year ended December 31, 2014, revenue was recognized for the full amount of these payments.

2)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)
Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.

6)
Allocated administrative expenses: As described in note 2. b. until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014, the allocated expenses also include cost incurred in preparation for the IPO.

7)
Supervision cost: Höegh LNG Fleet Management AS managed the construction process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the construction contract expense for the Mooring.

8)
Interest expense capitalized from Höegh LNG and affiliates: Höegh LNG and its affiliates have provided funding for the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

9)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. For the years ended December 31, 2015 and 2014, interest income also included interest on the $140 million demand note due from Höegh LNG and which was cancelled as part of the acquisition of the Höegh Gallant as of October 1, 2015.

10)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit to finance part of the Höegh Gallant acquisition which incurs interest expense.

11)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
12)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer, 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.